STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 13. STOCKHOLDERS’ EQUITY

Authorized Capital

The Company is currently authorized to issue up to 500,000,000 shares of Class A common stock, par value $0.0001 per share, and 50,000,000 shares of preferred stock, par value $0.0001 per share. As of June 30, 2026, no preferred stock has been issued.

The Company has reserved shares of Class A common stock for issuance related to the following as of June 30, 2026:

Warrants to purchase Class A common stock	18,000,000
Employee stock purchase plan	1,000,000
Vested RSUs - Contractors	459,782
Vested RSUs — Board Members and Employees	6,685,100
Unvested RSUs — Board Members and Employees	3,379,202
Stock options and RSUs, authorized for future issuance, increased by 5% January 1st	2,641,823
Total shares reserved	32,165,907

Warrants to Purchase Common Stock

In connection with the closing of the Business Combination, all outstanding warrants to purchase Focus Impact common stock were converted into rollover warrants to purchase New XCF Class A common stock. As of June 30, 2026, there were 17,900,000 rollover warrants outstanding to purchase Class A common stock.

On June 12, 2026, the Company issued 100,000 New Warrants with an exercise price of $0.21 with a five-year term expiring June 12, 2031.

Common Stock

The Company is currently authorized to issue up to 500,000,000 shares of Class A common stock with a par value of $0.0001. In connection with the Business Combination, Focus Impact converted the 4,670,544 shares of Class A common stock and 651,919 shares of Class B common stock of Focus Impact into 5,322,463 of New XCF Class A common stock. For periods prior to the Business Combination as disclosed in Note 1 above, the reported share and per share amounts have been retroactively converted by the exchange ratio of 0.6862. As of June 30, 2026 and December 31, 2025, 394,530,494 and 206,473,533 shares of common stock were issued and outstanding, respectively. The holders of the Company’s common stock are entitled to receive dividends equally when, as and if declared by the Board of Directors, out of funds legally available.

The holders of the Company’s Class A common stock have sole voting rights, one vote for each share held of record, and are entitled upon liquidation of the Company to share ratably in the net assets of the Company available for distribution after payment of all obligations of the Company and after provision has been made with respect to each class of stock, if any, having preference over the Class A common stock. The shares of Class A common stock are not redeemable and have no pre-emptive or similar rights.

Equity Issued in Settlement of Vendor Invoices

During the three months ended June 30, 2026, the Company issued shares of its common stock to certain vendors in settlement of outstanding invoices for professional and advisory services. The Company issued 275,144 shares of Class A Common stock with a fair value of $69,335.

The shares were measured at fair value on the date the Company’s Board of Directors approved the settlement agreements, which represents the date a mutual understanding of the settlement was reached. Fair value was determined using the Company’s closing market price on that date. The issuance of common stock resulted in a reduction of accounts payable and an increase in common stock and additional paid in capital. Any difference between the carrying amount of the liabilities settled and the fair value of the equity instruments issued was recognized in the unaudited condensed consolidated statement of operations in other income (expense), net.

Stock-Based Compensation

On June 6, 2025, the Company’s Board of Directors adopted and stockholders approved the 2025 Equity Incentive Plan (the “2025 Plan”). The 2025 Plan became effective immediately upon the closing of the Business Combination Agreement. The 2025 Plan provides for the grant of incentive stock options (“ISO”), nonstatutory stock options (“NSO”), stock appreciation rights (“SARs”), restricted stock awards (“RSA”), restricted stock unit awards (“RSU”), performance awards, other awards, and cash awards. Each award is set forth in a separate agreement with the person who received the award which indicates the type, terms and conditions of the award. Initially, a maximum number of 10,449,264 shares of New XCF Class A common stock may be issued under the 2025 Plan. In addition, the number of shares of New XCF Class A common stock reserved for issuance under the 2025 Plan will automatically increase on January 1 of each year, starting on January 1, 2026 and ending on (and including) January 1, 2034, in an amount equal to five percent (5.0%) of the total number of shares of the Company’s Capital Stock outstanding on December 31 of the preceding year; provided, however, that the Board may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of Shares.

A summary of RSU activity for the six months ended June 30, 2026, under the 2025 Plan is as follows:

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Unvested as of December 31, 2025	4,798,167	$12.03
Granted	9,716,702	0.27
Vested and released	(6,693,380)	0.47
Cancelled or forfeited	(4,442,287)	9.50
Unvested as of June 30, 2026	3,379,202	$1.96

Stock-based compensation expense

The Company frequently makes awards on a laddered or graded basis. The Company has elected to amortize the award over a straight-line basis over the requisite service period for the entire award (that is, over the requisite service period of the last separately vesting portion of the award). The Company terminated a number of employees during the period ended June 30, 2026. The amortization of stock-based compensation for the three and six months ended June 30, 2026, for the remaining employees was $763,374 and $1,566,402 and was included in general and administrative expenses on the condensed consolidated statement of operations. Upon separation of employees during the three months ending March 31, 2026 (Note 11), all unvested shares were forfeited. The reversal of prior period stock-based compensation for the forfeited awards was ($5,502,156) net of the full amortization of new stock awards of $1,127,739 granted as part of the former employees severance. This amount is included in severance expense on the condensed consolidated statement of operations. The net value of the stock-based compensation for remaining employees of $1,566,402 and terminated employees of ($7,670,986) is ($6,104,584) which is included in stock-based compensation expense (benefit) associated with restricted stock units on the condensed consolidated statement of cash flows. The stock based compensation expense recognized for the same period in 2025 was $1,186,605. The fair value of RSUs that vested during the six months ended June 30, 2026, was $3,145,889. During the three months ending June 30, 2026, one employee left the Company causing a reversal of the outstanding unvested stock awards of $2,168,830.

As of June 30, 2026, there was a total of $3,379,202 of unrecognized stock-based compensation costs related to RSUs. Such compensation cost is expected to be recognized over a weighted-average period of approximately 0.68 years.

Equity-based contractor compensation

On June 6, 2025, the Company’s board of directors adopted and stockholders approved the 2025 Equity Incentive Plan (the “2025 Plan”). The 2025 Plan became effective immediately upon the closing of the Business Combination Agreement. The 2025 Plan provided among other things for the compensation of contractors, most of whom became employees at a later time, with equity shares in lieu of cash compensation.

A summary of RSU activity for contractors for the six months ended June 30, 2026, under the 2025 Plan is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2025	693,895	$1.61
Granted	-	-
Vested	(459,782)	1.61
Cancelled or forfeited	(234,113)	1.61
Unvested as of June 30, 2026	-	-

Equity based contractor compensation expense

Stock-based compensation expense of $524,325 was recognized for the three months ended March 31, 2026. There was no contractor stock-based compensation expense recognized for the three months ended June 30, 2026. No stock-based contractor compensation expenses were recognized during the same period in 2025. The stock-based contractor compensation is recorded in general and administrative expense in the consolidated statements of operations.

As of June 30, 2026, there was a total of $0 of unrecognized contractor stock-based compensation costs related to RSUs. As a result, there will be no contractor stock-based compensation costs amortized in future periods.

NOTE 13. STOCKHOLDERS’ EQUITY

Authorized Capital

The Company is currently authorized to issue up to 500,000,000 shares of Class A common stock, par value $0.0001 per share, and 50,000,000 shares of preferred stock, par value $0.0001 per share. As of December 31, 2025, no preferred stock has been issued.

The Company has reserved shares of Class A common stock for issuance related to the following as of December 31, 2025:

Warrants to purchase Class A common stock	17,900,000
Employee stock purchase plan	1,000,000
RSUs, issued and outstanding	5,984,957
Stock options and RSUs, authorized for future issuance	4,464,307
Total shares reserved	29,349,264

Warrants to Purchase Common Stock

In connection with the closing of the Business Combination, all outstanding warrants to purchase Focus Impact common stock were converted into rollover warrants to purchase New XCF Class A common stock. As of December 31,2025, there were 17,900,000 rollover warrants outstanding to purchase Class A common stock.

Common Stock

The Company is currently authorized to issue up to 500,000,000 shares of Class A common stock with a par value of $0.0001. In connection with the Business Combination, Focus Impact converted the 4,670,544 shares of Class A common stock and 651,919 shares of Class B common stock of Focus Impact into 5,322,463 of New XCF Class A common stock. For periods prior to the Business Combination as disclosed in Note 1 above, the reported share and per share amounts have been retroactively converted by the exchange ratio of 0.6862. As of December 31, 2025, and 2024, 206,473,533 and 140,227,818 shares of common stock were issued and outstanding, respectively. The holders of the Company’s common stock are entitled to receive dividends equally when, as and if declared by the Board of Directors, out of funds legally available.

The holders of the Company’s Class A common stock have sole voting rights, one vote for each share held of record, and are entitled upon liquidation of the Company to share ratably in the net assets of the Company available for distribution after payment of all obligations of the Company and after provision has been made with respect to each class of stock, if any, having preference over the Class A common stock. The shares of Class A common stock are not redeemable and have no pre-emptive or similar rights.

Stock-Based Compensation

On June 6, 2025, the Company’s Board of Directors adopted and stockholders approved the 2025 Equity Incentive Plan (the “2025 Plan”). The 2025 Plan became effective immediately upon the closing of the Business Combination Agreement. The 2025 Plan provides for the grant of incentive stock options (“ISO”), nonstatutory stock options (“NSO”), stock appreciation rights (“SARs”), restricted stock awards (“RSA”), restricted stock unit awards (“RSU”), performance awards, other awards, and cash awards. Each award is set forth in a separate agreement with the person who received the award which indicates the type, terms and conditions of the award. Initially, a maximum number of 10,449,264 shares of New XCF Class A common stock may be issued under the 2025 Plan. In addition, the number of shares of New XCF Class A common stock reserved for issuance under the 2025 Plan will automatically increase on January 1 of each year, starting on January 1, 2026 and ending on (and including) January 1, 2034, in an amount equal to five percent (5.0%) of the total number of shares of the Company’s Capital Stock outstanding on December 31 of the preceding year; provided, however, that the Board may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of Shares.

There was no equity plan in place for the year ending December 31, 2024.

A summary of RSU activity for the year ended December 31, 2025, under the 2025 Plan is as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair Value
Unvested as of December 31, 2024	-	$-
Granted	5,334,000	7.27
Vested	(105,833)	22.00
Cancelled or forfeited	(430,000)	22.00
Unvested as of December 31, 2025	4,798,167	$12.03

Stock-based compensation expense

The Company frequently makes awards on a laddered or graded basis. The Company has elected to amortize the award over a straight-line basis over the requisite service period for the entire award (that is, over the requisite service period of the last separately vesting portion of the award). Stock-based compensation expense of $7,941,754 was recognized for the year ended December 31, 2025. No stock-based compensation expenses were recognized during the year ended December 31, 2024. The stock-based compensation is recorded in general and administrative expense in the consolidated statements of operations.

As of December 31, 2025, there was a total of $43,792,746 of unrecognized stock-based compensation costs related to RSUs. Such compensation cost is expected to be recognized over a weighted-average period of approximately 3.05 years.

Equity-based contractor compensation

On June 6, 2025, the Company’s board of directors adopted and stockholders approved the 2025 Equity Incentive Plan (the “2025 Plan”). The 2025 Plan became effective immediately upon the closing of the Business Combination Agreement. The 2025 Plan provided among other things for the compensation of contractors, most of whom became employees at a later time, with equity shares in lieu of cash compensation.

There was no stock-based plan in effect for contractors for the year ended December 31, 2024.

A summary of RSU activity for contractors for the year ended December 31, 2025, under the 2025 Plan is as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair Value
Unvested as of December 31, 2024	–	$-
Granted	1,080,957	1.61
Vested	(387,062)	1.61
Cancelled or forfeited	–
Unvested as of December 31, 2025	693,895	1.61

Equity based contractor compensation expense

Stock-based compensation expense of $835,818 was recognized for the year ended December 31, 2025. No stock-based contractor compensation expenses were recognized during the year ended December 31, 2024. The stock-based contractor compensation is recorded in general and administrative expense in the consolidated statements of operations.

As of December 31, 2025, there was a total of $901,247 of unrecognized contractor stock-based compensation costs related to RSUs. Such compensation cost is expected to be recognized over a weighted-average period of approximately 2.44 years.